Note 13- Business Segment Information (Details) - Segment Reporting Information - Identifiable Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Identifiable assets:
Identifiable assets, by segment	$ 57,844	$ 55,579
Operating Segments [Member] | Waste Management Services [Member]
Identifiable assets:
Identifiable assets, by segment	19,381	16,252
Operating Segments [Member] | Golf and Related Operations [Member]
Identifiable assets:
Identifiable assets, by segment	36,449	29,821
Operating Segments [Member] | Corporate Segment [Member]
Identifiable assets:
Identifiable assets, by segment	44,613	43,997
Operating Segments [Member]
Identifiable assets:
Identifiable assets, by segment	100,443	90,070
Intersegment Eliminations [Member]
Identifiable assets:
Identifiable assets, by segment	$ (42,599)	$ (34,491)